TAXES AND CHARGES - Schedule of movement of amounts to be refunded to consumers (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes And Charges
Beginning Balance	R$ 692	R$ 1,518	R$ 3,304
Refund to consumers	(209)	(513)	(1,909)
Reversal of amounts to be refunded to customers		(411)
Federal Revenue Inspection			(67)
Financial adjustments - Selic	14	65	190
Others Pasep And Cofins Taxes To Be Reimbursed To Customers	(5)	33
Ending balance	R$ 492	R$ 692	R$ 1,518